UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2016

QS

GLOBAL MARKET

NEUTRAL FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Global Market Neutral Fund for the period since the Fund’s inception on November 30, 2015 through March 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

II	QS Global Market Neutral Fund

Investment commentary

This Investment Commentary covers the Fund’s initial reporting period (the Fund’s inception on November 30, 2015 through March 31, 2016).

Economic review

The pace of U.S. economic activity was mixed during the period from the Fund’s inception on November 30, 2015 through March 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s initial reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.5%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in March 2016 unemployment was 5.0%, close to its lowest level since February 2008.

Turning to the global economy, in its April 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “Global recovery continues, but at an ever-slowing and increasingly fragile pace. The months since the last World Economic Outlook have seen a renewed episode of global asset market volatility, some loss of growth momentum in the advanced economies, and continuing headwinds for emerging market economies and lower-income countries.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.5%, versus 1.6% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

QS Global Market Neutral Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation…. The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 23, 2014 through October 23, 2015, with the last cut pushing rates down to 4.35%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market was volatile over the reporting period. The market edged higher during the first month of the reporting period. However, the market then reversed course and declined during the next three months of the period. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, uncertainties surrounding future Fed actions and several geopolitical issues. The market then rallied sharply in March 2016, as U.S. economic data was generally solid, oil prices moved higher and the Fed reduced its expectations for rate hikes in 2016. All told, the S&P 500 Indexv returned -0.25% during the reporting period.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, generated the best relative results, as they returned -0.65% over the reporting period. In contrast, small-cap stocks generated the worst returns, with

IV	QS Global Market Neutral Fund

the Russell 2000 Indexvii declining 6.46%, whereas mid-cap stocks, as measured by the Russell Midcap Indexviii, fell 0.50%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned -1.39% and -0.80%, respectively, during the reporting period.

Q. How did the international stock market perform during the reporting period?

A. As was the case in the U.S., international equities were also volatile during the reporting period. Developed market equities, as measured by the MSCI EAFE Index,xi declined during the reporting period. Despite a strong rebound in March 2016, it was not enough to push developed market equities back into positive territory. All told, the MSCI EAFE Index fell 4.31% during the reporting period. Emerging market equities were not immune to the market’s gyrations, as the MSCI Emerging Markets Indexxii rose and fell in the same pattern as developed market equities. However, a double-digit rally in March 2016 helped emerging market equities generate a positive 3.36% return over the reporting period.

Performance review

For the period since inception on November 30, 2015 through March 31, 2016, Class A shares of QS Global Market Neutral Fund, excluding sales charges, returned 0.30%. The Fund’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexxiii, returned 0.06% for the same period. The Lipper Alternative Equity Market Neutral Funds Category Average1 returned -0.22% over the same time frame.

Performance Snapshot as of March 31, 2016 (unaudited)
(excluding sales charges)	Since Fund Inception*
QS Global Market Neutral Fund:
Class A	0.30%
Class I	0.40%
Class IS	0.40%
Citigroup 3-Month U.S. Treasury Bill Index	0.06%
Lipper Alternative Equity Market Neutral Funds Category Average[1]	-0.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Results for longer periods will differ, in some cases, substantially.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the four-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 105 funds in the Fund’s Lipper category, and excluding sales charges.

QS Global Market Neutral Fund	V

Investment commentary (cont’d)

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

* The Fund’s inception date is November 30, 2015.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 30, 2015, the gross total annual operating expense ratios for Class A, Class I and Class IS shares were 5.93%, 5.58% and 5.48%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions and expenses, fees, costs and expenses associated with any prime brokerage arrangement (including the costs of any securities borrowing arrangement); dividend and interest expenses on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets are not expected to exceed 1.55% for Class A shares, 1.20% for Class I shares and 1.10% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

RISKS: The Fund is a newly organized, open-end investment company with no history of operations. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if the Fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. There is no assurance strategies used by the Fund will be successful. Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are

VI	QS Global Market Neutral Fund

magnified in emerging markets. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. Investing in securities issued by investment companies and exchange-traded funds (“ETFs”) involves risks similar to those of investing directly in the securities and other assets held by investment companies or ETFs. The Fund will indirectly bear its pro rata share of the fees and expenses incurred by any fund it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Investing in hedge funds and other privately offered funds involves the additional risks of limited liquidity and potentially significant volatility. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Global Market Neutral Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

VIII	QS Global Market Neutral Fund

Fund at a glance (unaudited)

Investment breakdown† (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Securities sold short breakdown* (%) as a percent of total securities sold short

*	The bar graph above represents the composition of the Fund’s securities sold short as of March 31, 2016 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s securities sold short is subject to change at any time.

QS Global Market Neutral Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[4]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
Class A	0.30%	$1,000.00	$1,003.00	4.06%	$13.55	Class A	5.00%	$1,000.00	$1,004.70	4.06%	$20.35
Class I	0.40	1,000.00	1,004.00	4.84	16.17	Class I	5.00	1,000.00	1,000.80	4.84	24.21
Class IS	0.40	1,000.00	1,004.00	3.77	12.59	Class IS	5.00	1,000.00	1,006.15	3.77	18.91

[1]	For the period November 30, 2015 (inception date) to March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee

2	QS Global Market Neutral Fund 2016 Semi-Annual Report

waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (122), then divided by 366.

[4]	For the six months ended March 31, 2016.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS Global Market Neutral Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Common Stocks — 92.2%
Consumer Discretionary — 16.1%
Auto Components — 2.4%
American Axle & Manufacturing Holdings Inc.	1,859	$28,610	*(a)
Cooper-Standard Holding Inc.	216	15,517	*
Faurecia	642	24,227	(b)
Lear Corp.	127	14,119	(a)
Toyota Boshoku Corp.	2,200	35,737	(b)
Visteon Corp.	345	27,459	(a)
Total Auto Components		145,669
Automobiles — 0.9%
Fuji Heavy Industries Ltd.	800	28,164	(b)
Peugeot SA	1,736	29,703	*(b)
Total Automobiles		57,867
Distributors — 0.6%
Inchcape PLC	3,772	39,042	(a)(b)
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants Inc.	342	14,217	*(a)
Carnival Corp.	864	45,593	(a)
Diamond Resorts International Inc.	798	19,392	*(a)
Great Canadian Gaming Corp.	1,400	20,061	*
Isle of Capri Casinos Inc.	642	8,988	*(a)
Total Hotels, Restaurants & Leisure		108,251
Household Durables — 5.2%
Barratt Developments PLC	4,364	35,003	(a)(b)
Berkeley Group Holdings PLC	805	37,058	(a)(b)
Crest Nicholson Holdings PLC	3,808	30,717	(b)
Forbo Holding AG, Registered Shares	24	29,047	*(b)
Foster Electric Co., Ltd.	1,700	35,739	(b)
Helen of Troy Ltd.	182	18,872	*(a)
Iida Group Holdings Co., Ltd.	1,800	35,000	(b)
Persimmon PLC	1,355	40,441	(a)(b)
Taylor Wimpey PLC	11,979	32,609	(a)(b)
ZAGG Inc.	3,225	29,057	*(a)
Total Household Durables		323,543
Media — 0.7%
Mediaset Espana Comunicacion SA	3,850	44,222	(b)
Multiline Retail — 0.8%
Debenhams PLC	19,902	21,463	(b)

See Notes to Financial Statements.

4	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Multiline Retail — continued
Target Corp.	366	$30,114	(a)
Total Multiline Retail		51,577
Specialty Retail — 3.7%
Adastria Co., Ltd.	800	24,212	(b)
Children’s Place Inc.	266	22,203	(a)
Express Inc.	1,593	34,106	*(a)
Foot Locker Inc.	300	19,350	(a)
Hibbett Sports Inc.	276	9,908	*(a)
Howden Joinery Group PLC	2,633	18,025	(a)(b)
JB Hi-Fi Ltd.	1,676	30,251	(b)
Lowe’s Cos. Inc.	524	39,693	(a)
WH Smith PLC	1,161	30,267	(b)
Total Specialty Retail		228,015
Total Consumer Discretionary		998,186
Consumer Staples — 6.4%
Food & Staples Retailing — 2.1%
Axfood AB	1,240	22,882	(b)
Delhaize Group, ADR	800	20,776	(a)
Koninklijke Ahold NV	1,520	34,122	(b)
Matsumotokiyoshi Holdings Co., Ltd.	300	15,660	(b)
Metro Inc.	1,100	38,164	(a)
Total Food & Staples Retailing		131,604
Food Products — 2.0%
Dean Foods Co.	1,181	20,455
Megmilk Snow Brand Co., Ltd.	1,200	30,110	(b)
Morinaga & Co., Ltd.	4,000	20,337	(b)
Nippon Suisan Kaisha Ltd.	7,600	36,878	(b)
Premium Brands Holdings Corp.	400	16,881
Total Food Products		124,661
Household Products — 0.5%
Svenska Cellulosa AB SCA, Class B Shares	975	30,331	(b)
Personal Products — 0.6%
Blackmores Ltd.	279	37,853	(b)
Tobacco — 1.2%
Imperial Brands PLC	714	39,528	(a)(b)
Swedish Match AB	964	32,642	(b)
Total Tobacco		72,170
Total Consumer Staples		396,619

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Energy — 7.2%
Energy Equipment & Services — 1.4%
Noble Corp. PLC	2,214	$22,915	(a)
Petrofac Ltd.	3,485	45,763	(a)(b)
Technip SA	285	15,760	(b)
Total Energy Equipment & Services		84,438
Oil, Gas & Consumable Fuels — 5.8%
Caltex Australia Ltd.	1,376	35,831	(b)
ERG SpA	1,603	21,799	(b)
Idemitsu Kosan Co., Ltd.	1,800	32,042	(b)
JX Holdings Inc.	8,000	30,820	(b)
Parex Resources Inc.	5,600	47,215	*
Saras SpA	22,359	35,862	*(b)
Shell Midstream Partners LP	524	19,184	(a)
Showa Shell Sekiyu KK	3,400	30,496	(b)
Tesoro Corp.	349	30,017	(a)
TonenGeneral Sekiyu KK	4,000	36,105	(b)
Valero Energy Corp.	661	42,397	(a)
Total Oil, Gas & Consumable Fuels		361,768
Total Energy		446,206
Financials — 15.7%
Banks — 2.3%
Bank Hapoalim Ltd.	6,273	32,532	(b)
Bank Leumi Le-Israel	6,822	24,487	*(b)
Bank of Nova Scotia	600	29,322	(a)
Chiba Bank Ltd.	3,000	14,946	(b)
Great Western Bancorp Inc.	1,560	42,541	(a)
Total Banks		143,828
Capital Markets — 2.3%
American Capital Ltd.	1,527	23,271	*(a)
Bank of New York Mellon Corp.	667	24,566	(a)
BinckBank NV	1,931	14,334	(b)
KCG Holdings Inc., Class A Shares	2,191	26,182	*(a)
Man Group PLC	17,472	38,078	(b)
Partners Group Holding AG	36	14,427	(b)
Total Capital Markets		140,858
Consumer Finance — 0.8%
Cembra Money Bank AG	196	13,677	*(b)
Hitachi Capital Corp.	1,700	36,884	(b)
Total Consumer Finance		50,561

See Notes to Financial Statements.

6	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Diversified Financial Services — 0.4%
Euronext NV	567	$23,487	(b)(c)
Insurance — 6.2%
AXA SA	1,659	39,003	(b)
Dai-ichi Life Insurance Co., Ltd.	1,500	18,145	(b)
Hannover Rueck SE	380	44,254	(b)
Industrial Alliance Insurance and Financial Services Inc.	800	24,146
MS&AD Insurance Group Holdings Inc.	1,000	27,844	(b)
NN Group NV	1,194	38,955	(b)
Old Republic International Corp.	1,985	36,286	(a)
SCOR SE	803	28,483	(b)
Sun Life Financial Inc.	1,000	32,262	(a)
T&D Holdings Inc.	3,200	29,821	(b)
Talanx AG	1,351	46,119	(b)
Tokio Marine Holdings Inc.	500	16,869	(b)
Total Insurance		382,187
Real Estate Investment Trusts (REITs) — 1.6%
Goodman Group	6,110	31,140	(b)
Hersha Hospitality Trust	1,722	36,748	(a)
Safestore Holdings PLC	6,350	30,536	(b)
Total Real Estate Investment Trusts (REITs)		98,424
Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA	563	13,596	*(a)
LendLease Group	2,288	24,240	(b)
Nomura Real Estate Holdings Inc.	1,100	20,269	(b)
Total Real Estate Management & Development		58,105
Thrifts & Mortgage Finance — 1.2%
BofI Holding Inc.	1,929	41,165	*(a)
Genworth MI Canada Inc.	1,500	35,353
Total Thrifts & Mortgage Finance		76,518
Total Financials		973,968
Health Care — 4.2%
Health Care Equipment & Supplies — 0.6%
Hologic Inc.	680	23,460	*(a)
Hoya Corp.	300	11,406	(b)
Total Health Care Equipment & Supplies		34,866
Health Care Providers & Services — 1.2%
Express Scripts Holding Co.	464	31,872	*
Molina Healthcare Inc.	382	24,635	*(a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Health Care Providers & Services — continued
Rhoen-Klinikum AG	699	$21,696	(b)
Total Health Care Providers & Services		78,203
Life Sciences Tools & Services — 1.2%
ICON PLC	440	33,044	*(a)
Lonza Group AG, Registered Shares	257	43,315	*(b)
Total Life Sciences Tools & Services		76,359
Pharmaceuticals — 1.2%
Kaken Pharmaceutical Co., Ltd.	500	30,240	(b)
Shionogi & Co., Ltd.	400	18,779	(b)
Teva Pharmaceutical Industries Ltd., ADR	430	23,009	(a)
Total Pharmaceuticals		72,028
Total Health Care		261,456
Industrials — 17.8%
Aerospace & Defense — 1.6%
BWX Technologies Inc.	576	19,331	(a)
CAE Inc.	1,500	17,347
Qinetiq Group PLC	11,884	38,887	(b)
Spirit AeroSystems Holdings Inc., Class A Shares	542	24,585	*
Total Aerospace & Defense		100,150
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings Inc.	767	32,421	*(a)
Airlines — 4.7%
Delta Air Lines Inc.	888	43,228	(a)
Deutsche Lufthansa AG, Registered Shares	2,418	39,090	*(b)
Hawaiian Holdings Inc.	938	44,264	*(a)
International Consolidated Airlines Group SA	5,301	41,955	(a)(b)
JetBlue Airways Corp.	1,873	39,558	*(a)
Qantas Airways Ltd.	11,505	35,866	*(b)
Southwest Airlines Co.	645	28,896	(a)
United Continental Holdings Inc.	269	16,102	*(a)
Total Airlines		288,959
Building Products — 0.2%
Owens Corning	294	13,900	(a)
Commercial Services & Supplies — 2.1%
Intrum Justitia AB	1,209	42,497	(b)
Mitie Group PLC	9,414	34,643	(b)
Ritchie Bros. Auctioneers Inc.	1,000	27,026
Transcontinental Inc., Class A Shares	1,800	28,523
Total Commercial Services & Supplies		132,689

See Notes to Financial Statements.

8	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Construction & Engineering — 2.8%
ACS, Actividades de Construccion y Servicios SA	1,580	$46,892	(b)
CIMIC Group Ltd.	1,350	35,923	(b)
Hochtief AG	141	17,171	(b)
Penta-Ocean Construction Co., Ltd.	3,700	15,437	(b)
Tokyu Construction Co., Ltd.	2,600	21,245	(b)
YIT OYJ	6,538	36,889	(b)
Total Construction & Engineering		173,557
Electrical Equipment — 1.8%
Babcock & Wilcox Enterprises Inc.	786	16,820	*(a)
Fujikura Ltd.	3,000	14,118	(b)
Gamesa Corp. Tecnologica SA	1,737	34,251	(b)
Vestas Wind Systems A/S	636	44,692	(b)
Total Electrical Equipment		109,881
Machinery — 1.9%
Federal Signal Corp.	1,376	18,246	(a)
OKUMA Corp.	3,000	20,963	(b)
Ryobi Ltd.	6,000	23,592	(b)
Takuma Co., Ltd.	2,000	17,850	(b)
Wabash National Corp.	2,840	37,488	*(a)
Total Machinery		118,139
Professional Services — 1.7%
Experian PLC	1,782	31,709	(a)(b)
Meitec Corp.	800	27,959	(b)
Resources Connection Inc.	607	9,445	(a)
WS Atkins PLC	1,735	34,045	(b)
Total Professional Services		103,158
Trading Companies & Distributors — 0.5%
Mitsubishi Corp.	900	15,232	(b)
Wolseley PLC	287	16,161	(a)(b)
Total Trading Companies & Distributors		31,393
Total Industrials		1,104,247
Information Technology — 11.0%
Communications Equipment — 1.7%
Brocade Communications Systems Inc.	1,246	13,183	(a)
Juniper Networks Inc.	1,547	39,464	(a)
Motorola Solutions Inc.	482	36,487	(a)
Sonus Networks Inc.	2,151	16,197	*
Total Communications Equipment		105,331

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
Dexerials Corp.	2,600	$25,677	(b)
Ibiden Co., Ltd.	1,500	18,291	(b)
Orbotech Ltd.	669	15,909	*
Sanmina Corp.	705	16,483	*(a)
Total Electronic Equipment, Instruments & Components		76,360
Internet Software & Services — 2.0%
Auto Trader Group PLC	3,216	17,951	(a)(b)(c)
Moneysupermarket.com Group PLC	5,885	26,815	(b)
NetEnt AB	280	15,784	*(b)
Rightmove PLC	746	45,002	(a)(b)
Web.com Group Inc.	839	16,629	*(a)
Total Internet Software & Services		122,181
IT Services — 1.4%
Genpact Ltd.	562	15,281	*(a)
Leidos Holdings Inc.	619	31,148	(a)
NeuStar Inc., Class A Shares	470	11,562	*(a)
NS Solutions Corp.	1,400	27,464	(b)
Total IT Services		85,455
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	420	13,587	(a)
Mellanox Technologies Ltd.	238	12,931	*(a)
SMA Solar Technology AG	572	29,753	*(b)
Tessera Technologies Inc.	492	15,252	(a)
Ulvac Inc.	700	22,849	(b)
Total Semiconductors & Semiconductor Equipment		94,372
Software — 2.2%
Check Point Software Technologies Ltd.	146	12,771	*(a)
Kinaxis Inc.	600	19,935	*
MicroStrategy Inc., Class A Shares	99	17,792	*(a)
Nuance Communications Inc.	1,992	37,230	*
Sage Group PLC	1,824	16,421	(a)(b)
Software AG	863	33,652	(b)
Total Software		137,801
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	206	22,452	(a)
BlackBerry Ltd.	5,100	41,389	*(a)
Total Technology Hardware, Storage & Peripherals		63,841
Total Information Technology		685,341

See Notes to Financial Statements.

10	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Materials — 8.6%
Chemicals — 2.8%
Chemtura Corp.	736	$19,430	*(a)
Givaudan SA, Registered Shares	8	15,648	(b)
Johnson Matthey PLC	1,106	43,456	(a)(b)
Kanto Denka Kogyo Co., Ltd.	5,000	35,416	(b)
LyondellBasell Industries NV, Class A Shares	256	21,908	(a)
Sumitomo Chemical Co., Ltd.	6,000	27,040	(b)
Ube Industries Ltd.	8,000	14,104	(b)
Total Chemicals		177,002
Construction Materials — 0.4%
CSR Ltd.	11,302	28,461	(b)
Containers & Packaging — 2.6%
Amcor Ltd.	2,800	30,712	(b)
BillerudKorsnas AB	1,102	17,972	(b)
Cascades Inc.	5,000	32,993
Intertape Polymer Group Inc.	2,700	38,689
Orora Ltd.	11,751	22,441	(b)
Sealed Air Corp.	415	19,924	(a)
Total Containers & Packaging		162,731
Metals & Mining — 2.1%
APERAM	651	24,777	(b)
OZ Minerals Ltd.	4,853	18,590	(b)
Sanyo Special Steel Co., Ltd.	4,000	18,223	(b)
Tokyo Steel Manufacturing Co., Ltd.	5,100	30,296	(b)
Yamato Kogyo Co., Ltd.	1,700	36,886	(b)
Total Metals & Mining		128,772
Paper & Forest Products — 0.7%
UPM-Kymmene OYJ	2,277	41,070	(b)
Total Materials		538,036
Telecommunication Services — 1.9%
Diversified Telecommunication Services — 1.1%
BT Group PLC	5,650	35,586	(a)(b)
Nippon Telegraph & Telephone Corp.	800	34,398	(b)
Total Diversified Telecommunication Services		69,984
Wireless Telecommunication Services — 0.8%
NTT DoCoMo Inc., ADR	1,000	22,770	(a)
Telephone & Data Systems Inc.	932	28,044	(a)
Total Wireless Telecommunication Services		50,814
Total Telecommunication Services		120,798

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security		Shares	Value
Utilities — 3.3%
Electric Utilities — 2.4%
Acciona SA		502	$38,804	(b)
Chubu Electric Power Co. Inc.		1,200	16,719	(b)
Endesa SA		804	15,396	(b)
Genesis Energy Ltd.		6,842	9,687	(b)
Kansai Electric Power Co. Inc.		2,200	19,440	*(b)
Scottish & Southern Energy PLC		1,400	29,896	(a)(b)
Tokyo Electric Power Co. Inc.		3,900	21,395	*(b)
Total Electric Utilities			151,337
Multi-Utilities — 0.7%
Centrica PLC		4,655	15,161	(a)(b)
E.ON SE		2,654	25,472	(b)
Total Multi-Utilities			40,633
Water Utilities — 0.2%
Severn Trent PLC		500	15,565	(a)(b)
Total Utilities			207,535
Total Investments before Short-Term Investments (Cost — $5,515,637)			5,732,392

	Rate
Short-Term Investments — 10.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $680,125)	0.108%	680,125	680,125
Total Investments — 103.1% (Cost — $6,195,762#)			6,412,517
Liabilities in Excess of Other Assets — (3.1)%			(194,800)
Total Net Assets — 100.0%			$6,217,717

*	Non-income producing security.

(a)	All or a portion of this security is held at broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trust
RSP	— Retail Selling Price
SDR	— Swedish Depositary Receipts

See Notes to Financial Statements.

12	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Summary of Investments by Country† (unaudited)
United States	24.7%
Japan	17.8
United Kingdom	13.4
Canada	7.0
Australia	5.2
Germany	4.0
Spain	2.8
Sweden	2.5
France	2.1
Switzerland	2.1
Israel	1.9
Netherlands	1.7
Finland	1.2
Italy	0.9
Denmark	0.7
Ireland	0.5
Luxembourg	0.4
Belgium	0.3
New Zealand	0.2
Short-Term Investments	10.6
100.0%

†	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2016 and are subject to change.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Securities Sold Short** — (92.3)%
Consumer Discretionary — (14.9)%
Auto Components — (0.3)%
NGK Spark Plug Co., Ltd.	(900)	$(17,164	) (a)
Automobiles — (1.0)%
Volkswagen AG	(215)	(27,346	) (a)
Yamaha Motor Co., Ltd.	(1,900)	(31,482	) (a)
Total Automobiles		(58,828)
Hotels, Restaurants & Leisure — (3.7)%
Accor SA	(282)	(11,936	) (a)
Buffalo Wild Wings Inc.	(81)	(11,998	) *
Chipotle Mexican Grill Inc.	(35)	(16,484	) *
Crown Resorts Ltd.	(3,561)	(33,878	) (a)
H.I.S. Co., Ltd.	(1,100)	(30,681	) (a)
Kona Grill Inc.	(942)	(12,199	) *
Kuoni Reisen Holding AG, Registered Shares	(106)	(39,758	) *(a)
Resorttrust Inc.	(1,200)	(26,896	) (a)
Wynn Resorts Ltd.	(286)	(26,721)
Yoshinoya Holdings Co., Ltd.	(1,700)	(20,775	) (a)
Total Hotels, Restaurants & Leisure		(231,326)
Household Durables — (2.1)%
Garmin Ltd.	(558)	(22,298)
Jarden Corp.	(616)	(36,313	) *
JM AB	(964)	(24,991	) (a)
JVC Kenwood Corp.	(7,200)	(18,562	) (a)
SodaStream International Ltd.	(2,113)	(29,751	) *
Total Household Durables		(131,915)
Internet & Catalog Retail — (1.5)%
Netflix Inc.	(244)	(24,944	) *
Ocado Group PLC	(3,099)	(12,884	) *(a)
Rakuten Inc.	(2,900)	(27,954	) (a)
Yoox Net-A-Porter Group SpA	(984)	(30,138	) *(a)
Total Internet & Catalog Retail		(95,920)
Media — (1.3)%
EW Scripps Co., Class A Shares	(1,416)	(22,075)
Modern Times Group MTG AB, Class B Shares	(434)	(12,973	) (a)
Pearson PLC	(2,734)	(34,257	) (a)
Schibsted ASA, Class B Shares	(442)	(12,209	) *(a)
Total Media		(81,514)

See Notes to Financial Statements.

14	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Multiline Retail — (1.2)%
Don Quijote Holdings Co., Ltd.	(800)	$(27,721	) (a)
Hudson’s Bay Co.	(1,600)	(23,641)
Marui Group Co., Ltd.	(1,700)	(24,351	) (a)
Total Multiline Retail		(75,713)
Specialty Retail — (1.7)%
Dufry AG, Registered Shares	(296)	(36,417	) *
Halfords Group PLC	(4,394)	(24,922	) (a)
Hennes & Mauritz AB, Class B Shares	(941)	(31,222	) (a)
Party City Holdco Inc.	(1,051)	(15,807	) *
Total Specialty Retail		(108,368)
Textiles, Apparel & Luxury Goods — (2.1)%
Burberry Group PLC	(1,310)	(25,660	) (a)
Compagnie Financiere Richemont SA, Registered Shares	(410)	(27,023	) (a)
Onward Holdings Co., Ltd.	(4,000)	(27,323	) (a)
Swatch Group AG	(51)	(17,614	) (a)
Under Armour Inc., Class A Shares	(352)	(29,860	) *
Total Textiles, Apparel & Luxury Goods		(127,480)
Total Consumer Discretionary		(928,228)
Consumer Staples — (5.1)%
Beverages — (1.3)%
Anheuser-Busch InBev SA/NV	(254)	(31,664	) (a)
Coca-Cola East Japan Co., Ltd.	(1,600)	(26,503	) (a)
Pernod Ricard SA	(206)	(22,948	) (a)
Total Beverages		(81,115)
Food & Staples Retailing — (1.2)%
Aeon Co., Ltd.	(2,000)	(28,882	) (a)
COSMOS Pharmaceutical Corp.	(200)	(33,182	) (a)
Jean Coutu Group PJC Inc., Class A Shares	(800)	(13,564)
Total Food & Staples Retailing		(75,628)
Food Products — (2.1)%
Aryzta AG	(610)	(25,165	) *(a)
Barry Callebaut AG, Registered Shares	(15)	(16,269	) *(a)
CALBEE Inc.	(200)	(7,929	) (a)
Dairy Crest Group PLC	(2,912)	(25,864	) (a)
Kewpie Corp.	(1,300)	(29,465	) (a)
Marine Harvest ASA	(840)	(12,953	) *(a)
SunOpta Inc.	(3,680)	(16,413	) *
Total Food Products		(134,058)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Household Products — (0.2)%
PZ Cussons PLC	(2,619)	$(11,335	) (a)
Personal Products — (0.3)%
Avon Products Inc.	(3,647)	(17,542)
Total Consumer Staples		(319,678)
Energy — (7.8)%
Oil, Gas & Consumable Fuels — (7.8)%
AltaGas Ltd.	(800)	(20,574)
Anadarko Petroleum Corp.	(340)	(15,834)
Cheniere Energy Inc.	(745)	(25,203	) *
Cimarex Energy Co.	(102)	(9,921)
Concho Resources Inc.	(346)	(34,960	) *
Crescent Point Energy Corp.	(1,300)	(17,997)
Diamondback Energy Inc.	(180)	(13,892	) *
Encana Corp.	(2,998)	(18,258)
Energen Corp.	(162)	(5,928)
EQT Corp.	(479)	(32,218)
Etablissements Maurel et Prom	(1,693)	(5,954	) *(a)
Golar LNG Ltd.	(602)	(10,818)
Gulfport Energy Corp.	(433)	(12,271	) *
Lundin Petroleum AB	(1,254)	(21,207	) *(a)
Memorial Resource Development Corp.	(1,243)	(12,654	) *
NGL Energy Partners LP	(899)	(6,760)
Noble Energy Inc.	(754)	(23,683)
NuVista Energy Ltd.	(7,000)	(26,410	) *
Origin Energy Ltd.	(8,474)	(32,726	) (a)
Parsley Energy Inc., Class A Shares	(1,145)	(25,877	) *
PrairieSky Royalty Ltd.	(800)	(15,178)
RSP Permian Inc.	(870)	(25,265	) *
Santos Ltd.	(8,949)	(27,754	) (a)
Synergy Resources Corp.	(2,760)	(21,445	) *
Tourmaline Oil Corp.	(1,200)	(25,409	) *
Total Energy		(488,196)
Financials — (16.5)%
Banks — (3.9)%
Ameris Bancorp	(441)	(13,045)
Banca Monte dei Paschi di Siena SpA	(9,138)	(5,184	) *(a)
Banco Popular Espanol SA	(8,608)	(22,207	) (a)
Bank of Queensland Ltd.	(1,627)	(15,021	) (a)

See Notes to Financial Statements.

16	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Banks —continued
Chugoku Bank Ltd.	(2,800)	$(29,146	) (a)
HSBC Holdings PLC	(4,515)	(27,976	) (a)
Jyske Bank A/S, Registered Shares	(702)	(31,610	) (a)
Nordea Bank AB	(1,312)	(12,592	) (a)
People’s United Financial Inc.	(841)	(13,397)
Standard Chartered PLC	(4,573)	(30,772	) *(a)
Sterling Bancorp	(1,613)	(25,695)
Westpac Banking Corp.	(711)	(16,521	) (a)
Total Banks		(243,166)
Capital Markets — (1.9)%
Aberdeen Asset Management PLC	(6,267)	(24,764	) (a)
Banca Generali SpA	(875)	(25,717	) (a)
Oaktree Capital Group LLC	(580)	(28,611)
Och-Ziff Capital Management Group LLC, Class A Shares	(4,862)	(21,150)
Stifel Financial Corp.	(503)	(14,889	) *
Total Capital Markets		(115,131)
Consumer Finance — (1.4)%
Aiful Corp.	(9,200)	(32,408	) *(a)
Orient Corp.	(16,500)	(32,733	) *(a)
Provident Financial PLC	(590)	(25,021	) (a)
Total Consumer Finance		(90,162)
Diversified Financial Services — (0.9)%
Investment AB Kinnevik, Class B Shares	(814)	(22,963	) (a)
London Stock Exchange Group PLC	(748)	(30,132	) (a)
Total Diversified Financial Services		(53,095)
Insurance — (2.0)%
Greenlight Capital Re Ltd., Class A Shares	(1,060)	(23,097	) *
Japan Post Holdings Co. Ltd.	(900)	(12,006	) (a)
Lancashire Holdings Ltd.	(3,211)	(25,387	) (a)
Mapfre SA	(14,249)	(30,743	) (a)
Willis Towers Watson PLC	(272)	(32,276)
Total Insurance		(123,509)
Real Estate Investment Trusts (REITs) — (5.7)%
Acadia Realty Trust	(582)	(20,446)
Activia Properties Inc.	(6)	(31,099) (a)
British Land Co. PLC	(2,166)	(21,704) (a)
Cofinimmo	(142)	(17,420) (a)
Equinix Inc.	(95)	(31,417)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Real Estate Investment Trusts (REITs) — continued
Gramercy Property Trust	(1)	$(5)
HCP Inc.	(471)	(15,345)
Japan Hotel REIT Investment Corp.	(29)	(25,496	) (a)
Japan Prime Realty Investment Corp.	(2)	(8,138	) (a)
Japan Real Estate Investment Corp.	(4)	(23,097	) (a)
Medical Properties Trust Inc.	(2,796)	(36,292)
Merlin Properties Socimi SA	(2,204)	(25,553	) (a)
New Senior Investment Group Inc.	(1,978)	(20,373)
Physicians Realty Trust	(1,519)	(28,223)
Rexford Industrial Realty Inc.	(1,387)	(25,188)
WP Carey Inc.	(433)	(26,950)
Total Real Estate Investment Trusts (REITs)		(356,746)
Real Estate Management & Development — (0.7)%
Capital & Counties Properties PLC	(6,001)	(28,300	) (a)
Grainger PLC	(4,218)	(13,709	) (a)
Total Real Estate Management & Development		(42,009)
Total Financials		(1,023,818)
Health Care — (4.9)%
Health Care Equipment & Supplies — (2.4)%
Alere Inc.	(567)	(28,696	) *
Cardiovascular Systems Inc.	(741)	(7,684	) *
Endologix Inc.	(3,431)	(28,683	) *
Greatbatch Inc.	(365)	(13,008	) *
Hogy Medical Co., Ltd.	(400)	(21,429	) (a)
Nevro Corp.	(238)	(13,390	) *
Novadaq Technologies Inc.	(1,100)	(12,510	) *
Spectranetics Corp.	(1,647)	(23,914	) *
Total Health Care Equipment & Supplies		(149,314)
Health Care Providers & Services — (1.3)%
Capital Senior Living Corp.	(442)	(8,186	) *
Healthscope Ltd.	(14,291)	(29,087	) (a)
Orpea	(351)	(29,214	) (a)
Sonic Healthcare Ltd.	(827)	(11,852	) (a)
Total Health Care Providers & Services		(78,339)
Health Care Technology — (0.2)%
athenahealth Inc.	(98)	(13,600	) *
Life Sciences Tools & Services — (0.3)%
MorphoSys AG	(382)	(18,343	) *(a)

See Notes to Financial Statements.

18	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Pharmaceuticals — (0.7)%
BTG PLC	(3,736)	$(33,326	) *(a)
Catalent Inc.	(475)	(12,668	) *
Total Pharmaceuticals		(45,994)
Total Health Care		(305,590)
Industrials — (18.2)%
Aerospace & Defense — (2.9)%
Cobham PLC	(9,133)	(28,357	) (a)
Cubic Corp.	(779)	(31,129)
KLX Inc.	(1,088)	(34,968	) *
MacDonald Dettwiler & Associates Ltd.	(300)	(19,057)
Saab AB, Class B Shares	(1,070)	(36,538	) (a)
Zodiac Aerospace	(1,494)	(29,844	) (a)
Total Aerospace & Defense		(179,893)
Air Freight & Logistics — (0.4)%
TNT Express NV	(2,907)	(26,085	) (a)
Building Products — (1.0)%
Caesarstone Sdot-Yam Ltd.	(357)	(12,263	) *
Geberit AG, Registered Shares	(80)	(29,796	) (a)
Okabe Co., Ltd.	(2,500)	(17,827	) (a)
Total Building Products		(59,886)
Commercial Services & Supplies — (0.7)%
G4S PLC	(5,470)	(14,905	) (a)
Stericycle Inc.	(174)	(21,957	) *
Team Inc.	(266)	(8,081	) *
Total Commercial Services & Supplies		(44,943)
Construction & Engineering — (0.6)%
Primoris Services Corp.	(1,400)	(34,020)
Electrical Equipment — (0.9)%
Kendrion NV	(310)	(7,631	) (a)
Mabuchi Motor Co., Ltd.	(300)	(13,921	) (a)
Nidec Corp.	(500)	(34,192	) (a)
Total Electrical Equipment		(55,744)
Machinery — (5.0)%
Burckhardt Compression Holding AG	(54)	(18,509	) (a)
DMG Mori AG	(647)	(30,056	) (a)
IMI PLC	(2,690)	(36,623	) (a)
Makita Corp.	(400)	(24,796	) (a)
Melrose Industries PLC	(6,023)	(30,831	) (a)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Machinery — continued
Minebea Co., Ltd.	(4,000)	$(31,182	) (a)
Nachi-Fujikoshi Corp.	(5,000)	(17,403	) (a)
THK Co., Ltd.	(1,900)	(35,028	) (a)
Wartsila OYJ Abp	(570)	(25,690	) (a)
Weir Group PLC	(2,480)	(39,444	) (a)
Woodward Inc.	(348)	(18,103)
Total Machinery		(307,665)
Professional Services — (1.8)%
ALS Ltd.	(12,189)	(37,226	) (a)
Bureau Veritas SA	(575)	(12,782	) (a)
Capita PLC	(2,094)	(31,224	) (a)
McMillan Shakespeare Ltd.	(3,229)	(30,887	) (a)
Total Professional Services		(112,119)
Road & Rail — (0.7)%
Genesee & Wyoming Inc., Class A Shares	(364)	(22,823	) *
Heartland Express Inc.	(657)	(12,187)
Odakyu Electric Railway Co., Ltd.	(1,000)	(10,880	) (a)
Total Road & Rail		(45,890)
Trading Companies & Distributors — (2.8)%
Bunzl PLC	(1,182)	(34,223	) (a)
Kuroda Electric Co., Ltd.	(2,200)	(32,923	) (a)
MISUMI Group Inc.	(2,200)	(31,404	) (a)
Monotaro Co., Ltd.	(1,000)	(29,699	) (a)
Rush Enterprises Inc., Class A Shares	(1,166)	(21,268	) *
Wajax Corp.	(1,900)	(25,558)
Total Trading Companies & Distributors		(175,075)
Transportation Infrastructure — (1.4)%
BBA Aviation PLC	(7,805)	(22,454	) (a)
Macquarie Infrastructure Corp.	(335)	(22,592)
Mitsubishi Logistics Corp.	(1,000)	(13,125	) (a)
Transurban Group	(3,464)	(30,103	) (a)
Total Transportation Infrastructure		(88,274)
Total Industrials		(1,129,594)
Information Technology — (10.3)%
Communications Equipment — (0.5)%
ViaSat Inc.	(402)	(29,539	) *
Electronic Equipment, Instruments & Components — (2.2)%
Badger Meter Inc.	(481)	(31,991)

See Notes to Financial Statements.

20	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Hamamatsu Photonics KK	(1,000)	$(27,509	) (a)
Hexagon AB, Class B Shares	(757)	(29,436	) (a)
National Instruments Corp.	(564)	(16,982)
Topcon Corp.	(2,500)	(32,945	) (a)
Total Electronic Equipment, Instruments & Components		(138,863)
Internet Software & Services — (1.3)%
LinkedIn Corp., Class A Shares	(103)	(11,778	) *
LivePerson Inc.	(1,662)	(9,723	) *
SMS Co. Ltd.	(600)	(11,462	) (a)
Yahoo! Inc.	(869)	(31,988	) *
Yelp Inc.	(798)	(15,864	) *
Total Internet Software & Services		(80,815)
IT Services — (1.9)%
First Data Corp., Class A Shares	(1,863)	(24,107	) *
GMO Payment Gateway Inc.	(600)	(40,603	) (a)
InterXion Holding NV	(989)	(34,200	) *
Paysafe Group PLC	(3,102)	(18,861	) *(a)
Total IT Services		(117,771)
Semiconductors & Semiconductor Equipment — (1.2)%
Cavium Inc.	(461)	(28,195	) *
NXP Semiconductors NV	(379)	(30,725	) *
Sanken Electric Co., Ltd.	(6,000)	(17,947	) (a)
Total Semiconductors & Semiconductor Equipment		(76,867)
Software — (2.1)%
Descartes Systems Group Inc.	(900)	(17,518	) *
EnerNOC Inc.	(2,778)	(20,780	) *
Gemalto NV	(457)	(33,682	) (a)
NetSuite Inc.	(326)	(22,328	) *
Playtech PLC	(1,406)	(17,446	) (a)
Proofpoint Inc.	(322)	(17,317	) *
Total Software		(129,071)
Technology Hardware, Storage & Peripherals — (1.1)%
Ricoh Co., Ltd.	(2,900)	(29,516	) (a)
Toshiba TEC Corp.	(10,000)	(39,193	) *(a)
Total Technology Hardware, Storage & Peripherals		(68,709)
Total Information Technology		(641,635)

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Security	Shares	Value
Materials — (8.7)%
Chemicals — (2.1)%
Air Liquide SA	(170)	$(19,069	) (a)
Arkema SA	(189)	(14,141	) (a)
K&S AG, Registered Shares	(814)	(19,038	) (a)
Nippon Paint Holdings Co., Ltd.	(1,500)	(33,258	) (a)
Platform Specialty Products Corp.	(1,655)	(14,233	) *
Solvay SA	(320)	(31,998	) (a)
Total Chemicals		(131,737)
Construction Materials — (0.6)%
Italcementi SpA	(1,921)	(22,510	) (a)
LafargeHolcim Ltd., Registered Shares	(325)	(15,250	) (a)
Total Construction Materials		(37,760)
Containers & Packaging — (0.5)%
RPC Group PLC	(2,842)	(30,989	) (a)
Metals & Mining — (5.0)%
Acacia Mining PLC	(6,344)	(25,618	) (a)
Alcoa Inc.	(3,157)	(30,244)
Antofagasta PLC	(3,174)	(21,234	) (a)
BHP Billiton PLC	(2,642)	(29,830	) (a)
Franco-Nevada Corp.	(400)	(24,565)
Fresnillo PLC	(2,402)	(32,800	) (a)
HudBay Minerals Inc.	(2,400)	(8,796)
MAG Silver Corp.	(3,800)	(35,871	) *
Osisko Gold Royalties Ltd.	(1,100)	(11,747)
Pretium Resources Inc.	(4,400)	(23,613	) *
Randgold Resources Ltd.	(162)	(14,747	) (a)
Silver Wheaton Corp.	(2,000)	(33,186)
Tahoe Resources Inc.	(1,800)	(18,045)
Total Metals & Mining		(310,296)
Paper & Forest Products — (0.5)%
Interfor Corp.	(2,700)	(29,874	) *
Total Materials		(540,656)
Telecommunication Services — (2.5)%
Diversified Telecommunication Services — (1.1)%
Inmarsat PLC	(1,439)	(20,259	) (a)
Manitoba Telecom Services Inc.	(500)	(12,431)
Swisscom AG, Registered Shares	(34)	(18,410	) (a)
Telecom Italia SpA	(13,973)	(15,067	) *(a)
Total Diversified Telecommunication Services		(66,167)

See Notes to Financial Statements.

22	QS Global Market Neutral Fund 2016 Semi-Annual Report

QS Global Market Neutral Fund

Security	Shares	Value
Wireless Telecommunication Services — (1.4)%
Drillisch AG	(480)	$(19,656	) (a)
Millicom International Cellular SA, SDR	(434)	(23,659	) (a)
SoftBank Group Corp.	(400)	(18,994	) (a)
Tele2 AB, Class B Shares	(2,688)	(24,804	) (a)
Total Wireless Telecommunication Services		(87,113)
Total Telecommunication Services		(153,280)
Utilities — (3.4)%
Electric Utilities — (1.2)%
Fortum OYJ	(2,203)	(33,200	) (a)
Portland General Electric Co.	(700)	(27,643)
Westar Energy Inc.	(315)	(15,627)
Total Electric Utilities		(76,470)
Gas Utilities — (0.5)%
APA Group	(4,772)	(32,196	) (a)
Independent Power and Renewable Electricity Producers — (1.1)%
Drax Group PLC	(5,089)	(19,834	) (a)
Enel Green Power SpA Rights	(9,799)	(4	) *(a)
Enel Green Power SpA	(9,799)	(21,001	) (a)
Innergex Renewable Energy Inc.	(2,500)	(27,161)
Total Independent Power and Renewable Electricity Producers		(68,000)
Multi-Utilities — (0.6)%
Canadian Utilities Ltd., Class A Shares	(1,200)	(33,586)
Total Utilities		(210,252)
Total Securities Sold Short (Proceeds — $(5,642,992))		$(5,740,927)

*	Non-income producing security.

**	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Global Market Neutral Fund

Summary of Securities Sold Short by Country‡ (unaudited)
United States	28.2%
Japan	20.3
United Kingdom	13.0
Canada	8.6
Australia	5.7
Switzerland	4.3
Sweden	3.8
France	2.5
Netherlands	2.3
Italy	2.1
Germany	1.5
Belgium	1.4
Spain	1.4
Finland	1.0
Israel	0.7
Mexico	0.6
Denmark	0.6
Norway	0.4
Luxembourg	0.4
Chile	0.4
Isle of Man	0.3
Jersey	0.3
Bermuda	0.2
100.0%

‡	As a percent of total securities sold short. Please note that the Fund holdings are as of March 31, 2016 and are subject to change.

See Notes to Financial Statements.

24	QS Global Market Neutral Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments, at value (Cost — $6,195,762)	$6,412,517
Foreign currency, at value (Cost — $2,800)	2,806
Foreign cash collateral held at broker for securities sold short (Cost — $3,614,278)	3,799,644
Deposits with broker for securities sold short	1,776,485
Receivable for securities sold	323,071
Deferred offering costs	110,438
Receivable from investment manager	31,200
Dividends and interest receivable	19,610
Unrealized appreciation on forward foreign currency contracts	1,816
Prepaid expenses	9,784
Total Assets	12,487,371

Liabilities:
Investments sold short, at value (proceeds received — $5,642,992)	5,740,927
Payable for securities purchased	368,251
Due to custodian	66,229
Unrealized depreciation on forward foreign currency contracts	33,764
Payable for offering costs	16,961
Dividends payable on securities sold short	13,712
Trustees’ fees payable	61
Service and/or distribution fees payable	21
Accrued expenses	29,728
Total Liabilities	6,269,654
Total Net Assets	$6,217,717

Net Assets:
Par value (Note 6)	$6
Paid-in capital in excess of par value	6,204,994
Accumulated net investment loss	(43,898)
Accumulated net realized loss on investments, short sales and foreign currency transactions	(215,734)
Net unrealized appreciation on investments, short sales and foreign currencies	272,349
Total Net Assets	$6,217,717

Net Assets:
Class A	$100,330
Class I	$1,296,878
Class IS	$4,820,509

Shares Outstanding:
Class A	10,000
Class I	129,187
Class IS	480,000

Net Asset Value:
Class A	$10.03
Class I	$10.04
Class IS	$ 10.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$10.64

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	25

Statement of operations (unaudited)

For the Period Ended March 31, 2016†

Investment Income:
Dividends	$31,327
Less: Foreign taxes withheld	(2,604)
Total Investment Income	28,723

Expenses:
Offering costs (Note 1)	73,626
Dividend expense on securities sold short	50,355
Organization costs (Note 1)	26,372
Investment management fee (Note 2)	17,700
Shareholder reports	10,577
Audit and tax fees	8,400
Legal fees	6,666
Fund accounting fees	6,508
Custody fees	4,224
Interest expense on securities sold short	1,675
Registration fees	337
Trustees’ fees	186
Service and/or distribution fees (Notes 2 and 5)	84
Transfer agent fees (Note 5)	40
Miscellaneous expenses	1,835
Total Expenses	208,585
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(135,964)
Net Expenses	72,621
Net Investment Loss	(43,898)

Realized and Unrealized Gain (Loss) on Investments, Short Sales and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(203,097)
Securities sold short	77,805
Foreign currency transactions	(90,442)
Net Realized Loss	(215,734)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	216,755
Securities sold short	(97,935)
Foreign currencies	153,529
Change in Net Unrealized Appreciation (Depreciation)	272,349
Net Gain on Investments, Short Sales and Foreign Currency Transactions	56,615
Increase in Net Assets From Operations	$12,717

†	For the period November 30, 2015 (inception date) to March 31, 2016.

See Notes to Financial Statements.

26	QS Global Market Neutral Fund 2016 Semi-Annual Report

Statement of changes in net assets

For the Period Ended March 31, 2016	2016†

Operations:
Net investment loss	$(43,898)
Net realized loss	(215,734)
Change in net unrealized appreciation (depreciation)	272,349
Increase in Net Assets From Operations	12,717

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	6,205,000
Increase in Net Assets From Fund Share Transactions	6,205,000
Increase in Net Assets	6,217,717

Net Assets:
Beginning of period	—
End of period*	$6,217,717
*Includes accumulated net investment loss of:	$(43,898)

†	For the period November 30, 2015 (inception date) to March 31, 2016.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment loss	(0.09)
Net realized and unrealized gain	0.12
Total income from operations	0.03

Net asset value, end of period	$10.03
Total return[3]	0.30%

Net assets, end of period (000s)	$100

Ratios to average net assets:
Gross expenses[4]	11.47%
Net expenses[4,5,6]	4.06
Net investment loss[4]	(2.67)

Portfolio turnover rate	44%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 30, 2015 (inception date) to March 31, 2016 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.55%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 214%.

See Notes to Financial Statements.

28	QS Global Market Neutral Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment loss	(0.07)
Net realized and unrealized gain	0.11
Total income from operations	0.04

Net asset value, end of period	$10.04
Total return[3]	0.40%

Net assets, end of period (000s)	$1,297

Ratios to average net assets:
Gross expenses[4]	11.28%
Net expenses[4,5,6]	4.84
Net investment loss[4]	(2.15)

Portfolio turnover rate	44%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 30, 2015 (inception date) to March 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.20%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 214%.

See Notes to Financial Statements.

QS Global Market Neutral Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2016[2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment loss	(0.08)
Net realized and unrealized gain	0.12
Total income from operations	0.04

Net asset value, end of period	$10.04
Total return[3]	0.40%

Net assets, end of period (000s)	$4,821

Ratios to average net assets:
Gross expenses[4]	11.18%
Net expenses[4,5,6]	3.77
Net investment loss[4]	(2.38)

Portfolio turnover rate	44%[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 30, 2015 (inception date) to March 31, 2016 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions and expenses; fees, costs and expenses associated with any prime brokage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.10%. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. In addition, the ratio of the total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excluding short sale transactions. If short sale transactions had been included, the portfolio turnover rate would have been 214%.

See Notes to Financial Statements.

30	QS Global Market Neutral Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

QS Global Market Neutral Fund 2016 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

32	QS Global Market Neutral Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$397,259	$600,927	—	$998,186
Consumer staples	96,276	300,343	—	396,619
Energy	161,728	284,478	—	446,206
Financials	365,438	608,530	—	973,968
Health care	136,020	125,436	—	261,456
Industrials	417,180	687,067	—	1,104,247
Information technology	405,682	279,659	—	685,341
Materials	132,944	405,092	—	538,036
Telecommunication services	50,814	69,984	—	120,798
Utilities	—	207,535	—	207,535
Total long-term investments	$2,163,341	$3,569,051	—	$5,732,392
Short-term investments†	680,125	—	—	680,125
Total investments	$2,843,466	$3,569,051	—	$6,412,517
Other financial instruments:
Forward foreign currency contracts	—	1,816	—	1,816
Total	$2,843,466	$3,570,867	—	$6,414,333

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Securities sold short†:
Common stocks:
Consumer discretionary	$308,508	$619,720	—	$928,228
Consumer staples	47,519	272,159	—	319,678
Energy	400,555	87,641	—	488,196
Financials	376,399	647,419	—	1,023,818
Health care	162,339	143,251	—	305,590
Industrials	284,006	845,588	—	1,129,594
Information technology	343,035	298,600	—	641,635
Materials	230,174	310,482	—	540,656
Telecommunication services	12,431	140,849	—	153,280
Utilities	104,017	106,235	—	210,252
Total securities sold short	$2,268,983	$3,471,944	—	$5,740,927
Forward foreign currency contracts	—	33,764	—	33,764
Total	$2,268,983	$3,505,708	—	$5,774,691

†	See Schedule of Investments for additional detailed categorizations.

QS Global Market Neutral Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $3,569,051 and securities sold short valued at $3,471,940 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. The collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.

Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

34	QS Global Market Neutral Fund 2016 Semi-Annual Report

Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subdadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

QS Global Market Neutral Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of March 31, 2016, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $33,764. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income,

36	QS Global Market Neutral Fund 2016 Semi-Annual Report

capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(m) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets.

QS Global Market Neutral Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Investors an aggregate fee equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest; brokerage commissions and expenses; fees, costs and expenses associated with any prime brokage arrangement (including costs of any securities borrowing arrangement); dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.55%, 1.20% and 1.10%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of dividend and interest expenses on securities sold short. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the period ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $135,964.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires September 30, 2019	$2,485	$14,166	$119,313
Total fee waivers/expense reimbursements subject to recapture	$2,485	$14,166	$119,313

For the period ended March 31, 2016, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months

38	QS Global Market Neutral Fund 2016 Semi-Annual Report

from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended March 31, 2016, LMIS and its affiliates did not retain sales charges on sales of the Fund’s Class A shares. In addition, there were no CDSCs paid to LMIS and its affiliates for the period ended March 31, 2016.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2016, Legg Mason and its affiliates owned 81% of the Fund.

3. Investments

During the period ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments*
Purchases	$7,849,240
Sales	2,140,425

*	Excluding securities sold short and covers on securities sold short in the amount of $8,370,467 and $2,669,894 respectively.

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$393,146
Gross unrealized depreciation	(176,391)
Net unrealized appreciation	$216,755

At March 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	719,965	GBP	500,000	Bank of New York	4/15/16	$1,816
USD	1,005,486	JPY	114,000,000	Bank of New York	4/15/16	(7,816)
USD	416,355	CAD	550,000	Citibank, N.A.	4/15/16	(7,142)
USD	294,029	AUD	390,000	Northern Trust Co.	4/15/16	(4,777)
USD	725,855	EUR	650,000	Northern Trust Co.	4/15/16	(14,029)
Total						$(31,948)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

QS Global Market Neutral Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2016.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,816

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$33,764

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(82,195)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts[1]	$(31,948)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the period ended March 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,719,018

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at March 31, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$1,816	—	$1,816

40	QS Global Market Neutral Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at March 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$33,764	—	$33,764

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the period ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees†	Transfer Agent Fees†
Class A	$84	$13
Class I	—	13
Class IS	—	14
Total	$84	$40

†	For the period November 30, 2015 (inception date) to March 31, 2016.

For the period ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements†
Class A	$2,485
Class I	14,166
Class IS	119,313
Total	$135,964

†	For the period November 30, 2015 (inception date) to March 31, 2016 .

6. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS Global Market Neutral Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Period Ended March 31, 2016†
	Shares	Amount
Class A
Shares sold	10,000	$100,000
Net increase	10,000	$100,000

Class I
Shares sold	129,187	$1,305,000
Net increase	129,187	$1,305,000

Class IS
Shares sold	480,000	$4,800,000
Net increase	480,000	$4,800,000

†	For the period November 30, 2015 (inception date) to March 31, 2016.

42	QS Global Market Neutral Fund 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2015 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the sub-advisory agreement between the Manager and QS Investors, LLC (“QS”) and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such sub-advisory agreement. (Each sub-advisory agreement is referred to as a “Sub-Advisory Agreement.”) QS and Western Asset are each referred to herein as a “Sub-Adviser.” (The Management and Sub-Advisory Agreements are jointly referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Sub-Advisers to assist the Board, and in particular the Independent Trustees, in considering the Management and Sub-Advisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and each Sub-Adviser under the Management and Sub-Advisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Sub-Advisers. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers and the services rendered by the Manager and the Sub-Advisers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board

QS Global Market Neutral Fund	43

Board approval of management and subadvisory agreements (unaudited) (cont’d)

discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered brokerage policies and practices.

The Board received and reviewed historical performance results of a composite of other accounts managed by QS under the same investment strategy it would use to manage the Fund (the “Composite”). The Board noted that the Composite (gross and net of fees) outperformed the LIBOR-BBA 3 Month (USD) Rate for the one-year, three-year and since inception (July 1, 2011) periods ended September 30, 2015.

The Board reviewed and considered, the proposed contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers (the sub-advisory fees and the Contractual Management Fee are collectively referred to as the “Management Fees”). The Board also noted that the Manager would waive fees and reimburse expenses to the extent necessary to maintain specified expense levels until December 31, 2016 unless the Board consents to an earlier termination.

With respect to profitability, the Board noted the start-up status of the Fund.

Given the expected asset size of the Fund during the term of the Agreements, the Board concluded that, although there were no current breakpoints included in the Contractual Management Fee, any anticipated economies of scale were appropriately reflected in the Contractual Management Fee.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

44	QS Global Market Neutral Fund

QS

Global Market Neutral Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Global Market Neutral Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Global Market Neutral Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Global Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

QSIN263159 5/16 SR16-2770

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: May 20, 2016